Related party disclosures - Summary of Compensation of Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Fixed	€ 4,310	€ 3,848	€ 3,611
Variable	1,803	1,733	1,818
Share-based compensation expenses	7,474	9,002	14,033
Total	€ 13,587	€ 14,583	€ 19,462